Background	6 Months Ended
Jun. 30, 2023
Background [Abstract]
Background

Note 1

Background:

NLS Pharmaceutics Ltd. (Nasdaq: NLSP, NLSPW) (the “Company”) is an emerging biopharmaceutical company engaged in the discovery and development of life-improving drug therapies to treat rare and complex central nervous system disorders, including narcolepsy, idiopathic hypersomnia and other rare sleep disorders, and of neurodevelopmental disorders, such as attention deficit hyperactivity disorder (“ADHD”). The Company’s lead product candidates are Quilience, to treat narcolepsy (type 1 and type 2), and Nolazol, to treat ADHD.

On February 2, 2021, the Company completed the closing of its initial public offering (the “Initial Public Offering”) of 4,819,277 units at a price of $4.15 per unit. Each unit consisted of one common share and one warrant to purchase one common share (the “Warrants”). The common shares and Warrants were immediately separable from the units and were issued separately. The common shares and Warrants began trading on the Nasdaq Capital Market on January 29, 2021, under the symbols “NLSP” and “NLSPW,” respectively. The Company received net proceeds of $17 million, after deducting underwriting discounts and commissions and other estimated offering expenses. The Warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $4.15 per share. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 722,891 common shares and/or warrants to purchase 722,891 common shares at the public offering price of $0.01 per Warrant, of which the underwriter exercised its option to purchase Warrants to purchase up to 722,891 common shares. These Warrants were issued in the Company’s Initial Public Offering and therefore have the same exercise price of $4.15 per share.

Going Concern

As of June 30, 2023, the Company had an accumulated deficit of approximately $65.8 million and the Company incurred an operating loss for the six months ended June 30, 2023, of approximately $7.5 million. To date, the Company has dedicated most of its financial resources to research and development, clinical studies associated with its ongoing biopharmaceutical business and general and administrative expenses.

As of June 30, 2023, the Company’s cash and cash equivalents were $1.6 million. The Company expects that its existing cash and cash equivalents, including the funds raised as outlined in the subsequent event note, will be sufficient to fund operations until the second quarter of 2024. The Company expects to continue to generate operating losses and negative operating cash flows for the next few years and will need additional funding to support its planned operating activities through profitability. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of these financial statements.

In response to the ever-evolving biotech and pharmaceutical landscape, NLS has initiated exploration of new strategic opportunities. As part of this process, the Company plans to consider a range of options, including strategic partnerships, out-licensing assets of the Company, and other future strategic actions.

Additionally, the Company’s operating plans may change as a result of many factors that may currently be unknown to the Company including:

●	the progress and costs of the Company’s pre-clinical studies, clinical trials and other research and development activities;

●	the scope, prioritization and number of the Company’s clinical trials and other research and development programs;

●	any cost that the Company may incur under in- and out-licensing arrangements relating to its product candidate that it may enter into in the future;

●	the costs and timing of obtaining regulatory approval for the Company’s product candidates;

●	the costs of filing, prosecuting, enforcing and defending patent claims and other intellectual property rights;

●	the costs of, and timing for, strengthening the Company’s manufacturing agreements for production of sufficient clinical and commercial quantities of its product candidates;

●	the potential costs of contracting with third parties to provide marketing and distribution services for the Company or for building such capacities internally; and

●	the costs of acquiring or undertaking the development and commercialization efforts for additional therapeutic applications of the Company’s product candidates and the magnitude of the Company’s general and administrative expenses.

As a result, the Company will require additional capital to finance expenditures related to the manufacture of the Company’s product candidates for use in clinical trials, conducting clinical trials and general and administrative expenses. There can be no assurance that funds will be available, or if they are available, that their availability will be on terms acceptable to the Company or in an amount sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables and indebtedness, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations or force the Company to grant rights to develop and commercialize product candidates that it would otherwise prefer to develop and commercialize on its own.

Accordingly, the accompanying unaudited interim condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern for a period within one year from the issuance of these unaudited interim condensed financial statements and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in these unaudited interim condensed financial statements do not necessarily purport to represent realizable or settlement values. These unaudited interim condensed financial statements do not include any adjustment that might result from the outcome of this uncertainty.